Inventories, net	12 Months Ended
Dec. 31, 2023
Inventories, net
Inventories, net
10.	Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2022	2023

	(RMB in millions)
Products	80,966	71,297
Packing materials and others	1,098	1,131

Inventories	82,064	72,428
Inventory valuation allowance	(4,115)	(4,370)

Inventories, net	77,949	68,058